Convertible Notes and Promissory Notes	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Convertible Notes and Promissory Notes
NOTE 7 — CONVERTIBLE NOTES AND PROMISSORY NOTES
Convertible Notes
Series 1 Convertible Notes
These convertible notes have been issued between July 9, 2018 (the first initial closing) and September 13, 2019. All of the notes were issued with the same maturity date which was July 8, 2021 (three years from the initial closing). The notes bear interest at 8%, have no monthly payments, and are due in full with a balloon payment on the maturity date. The notes contain an embedded conversion feature whereby the outstanding principal and accrued and unpaid interest are automatically convertible upon a Qualified Financing, which is defined as new series of preferred stock whose rights, preferences or privileges are senior to the existing Series B preferred stock, with gross proceeds of at least $5,000,000, into the same shares (preferred stock) as issued in the offering. The conversion price is the lessor of (i) the price per share for the new preferred stock purchased in the Qualified Financing, multiplied by eighty percent (80%) and (ii) the price per share equal to the quotient of $20,000,000, divided by, the number of outstanding shares of the Company’s common stock and preferred stock, plus any outstanding warrants for capital stock of Company, outstanding stock options to purchase common stock and any shares of common stock reserved for issuance under the Company’s stock incentive plan. The outstanding principal and all accrued and unpaid interest are also convertible into the same series of stock issued at the holders’ option if there is a non-qualified
financing, which is the sale of a new series of preferred stock that does not qualify as a Qualified Financing. The conversion price is the same as the automatic conversion under a Qualified Financing. This conversion feature meets the definition of a derivative and was valued using the Monte Carlo model, with the fair value of the derivative being recorded as a derivative liability (see Note 2) and debt discount at the time of issuance. The maturity date of the notes was extended on July 8, 2021 to September 9, 2021, on September 9, 2021 to July 9, 2022, and again on January 6, 2022 to July 9, 2023. Management determined that these extensions were debt modifications. On September 23, 2022, a Qualified Financing occurred at which point all outstanding principal and accrued and unpaid interest were converted to Preferred Series
C-2
Shares. The principal and interest converted was $6,109,560 and $1,829,865, respectively, which converted into 35,686,682 and 10,688,464 shares respectively, at a ratio of $0.1712 per share. The fair value of the shares issued was $15,595,283. The fair value of the derivative upon conversion was $1,938,481. The Company incurred interest expense of $120,517 and amortization of debt discount expense of $0 during the three months ended March 31, 2022. Certain of these notes are with related parties (see Note 11).
Series 2 Convertible Notes
These convertible notes have been issued between September 25, 2019 (the first initial closing) and December 31, 2021. All of the notes were issued with the same maturity date which was September 24, 2022 (three years from the initial closing). The notes bear interest at 8%, have no monthly payments, and are due in full with a balloon payment on the maturity date. The notes contain an embedded conversion feature whereby the outstanding principal and accrued and unpaid interest are automatically convertible upon a Qualified Financing, which is defined as new series of preferred stock whose rights, preferences or privileges are senior to the existing Series B preferred stock, with gross proceeds of at least $5,000,000, into the same shares (preferred stock) as issued in the offering. The conversion price is the lessor of (i) the price per share for the new preferred stock purchased in the Qualified Financing, multiplied by eighty percent (80%) and (ii) the price per share equal to the quotient of $20,000,000, divided by, the number of outstanding shares of the Company’s common stock and preferred stock, plus any outstanding warrants for capital stock of Company, outstanding stock options to purchase common stock and any shares of common stock reserved for issuance under the Company’s stock incentive plan. The outstanding principal and all accrued and unpaid interest are also convertible into the same series of stock issued at the holders’ option if there is a non-qualified
financing, which is the sale of a new series of preferred stock that does not qualify as a Qualified Financing. The conversion price is the same as the automatic conversion under a Qualified Financing. This conversion feature meets the definition of a derivative and was valued using the Monte Carlo model, with the fair value of the derivative being recorded as a derivative liability (see Note 2) and debt discount at the time of issuance. On September 23, 2022, a Qualified Financing occurred at which point all outstanding principal and accrued and unpaid interest was converted in Preferred Series
C-2
Shares. The principal and interest converted was $3,965,455 and $629,920, respectively, which converted into 23,162,704 and 3,679,439 shares respectively, at a ratio of $0.1712 per share. The fair value of the shares issued was $5,717,377. The fair value of the derivative upon conversion was $1,122,002. The Company incurred interest expense of $75,560 and amortization of debt discount expense of $304,367 during the three months ended March 31, 2022.
Other Convertible Note
The Company issued a convertible note to an economic development fund for $50,000 on June 24, 2020. The note is non-interest
being, has no monthly payments, and is due in full with a balloon payment on June 23, 2025. The note contains an embedded conversion feature whereby the note holder can convert the shares at a discount in the event of a Qualified Financing or a change in control event. This conversion feature meets the definition of a derivative and was valued using the Monte Carlo model, with the fair value of the derivative being recorded as a derivative liability (see Note 2) and debt discount at the time of issuance. On September 23, 2022, a Qualified Financing occurred at which point all outstanding principal was converted in Preferred Series
C-2
Shares. The principal converted was $50,000 which converted into 343,157 shares at a ratio of $0.1457 per share. The fair value of the shares issued was $73,092. The fair value of the derivative upon conversion was $23,092. The debt discount at the time of conversion was $47,872 which was written off as a loss on debt extinguishment. During the three months ended March 31, 2022, there was $301 of amortization of debt discount.
January 2022 Convertible Notes
On January 19, 2022, the Company issued two senior secured convertible notes (the “Convertible Notes”) of $1,111,111 each to two investors (“Holders”), due on January 19, 2023. The notes bear interest at 10% (18% default). The Company is required to make monthly interest payments for the interest incurred and require monthly principal payments of $158,730 beginning on July 19, 2022. The notes are collateralized by all assets (including current and future intellectual property) of the Company. These two notes were issued with a 10% discount and were subject to an 8% commission due to the underwriter. These fees were recorded as debt discount. In addition, the Holders received from the Company a warrant to subscribe for and purchase up to 1,885,796 shares (3,771,592 shares in total) of common stock of the Company. Each warrant is exercisable at a price of $0.01 per warrant share, vests immediately upon closing (the “Initial Exercise Date”) and a term of 5 years. The fair value of the warrants was $409,483 which was recorded as debt discount. The senior secured convertible notes shall be convertible at the option of the Holders into shares of common stock at a fixed conversion price equal to the lesser of $0.22 per share and a 25% discount to the price of the common stock in a Qualified Offering (as adjusted hereunder, the “Conversion Price”). In the event that units consisting of common stock and warrants are issued in a Qualified Offering, the senior secured convertible notes shall be convertible into common stock and warrants. If, at any time while the Convertible Note is outstanding, the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents entitling any Person to acquire shares of common stock at an effective price per share that is lower than the then Conversion Price (such lower price, the “Base Conversion Price”), then the Conversion Price shall be reduced to equal the Base Conversion Price. Such adjustment shall be made whenever such common stock or common stock equivalents are issued. There were multiple events during the year ended December 31, 2022 that triggered the downround feature of the base conversion price. As of March 31, 2023 and December 31, 2022, the Base Conversion Price was $0.11.
The conversion feature within these convertible notes meets the requirements to be treated as a derivative. Accordingly, the Company estimated the fair value of the convertible notes derivative using the Monte Carlo Method as of the date of issuance. The fair value of the derivative was determined to be $1,110,459 at the time of issuance and was recorded as a liability with an offsetting amount recorded as a debt discount. The derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations.

Proceeds from the sales of the Convertible Notes with stock purchase warrants were allocated to the two elements based on the relative fair value of the notes without the warrants and of the warrants themselves at time of issuance. The total amounts allocated to warrants were $409,483 and accounted for as paid-in
capital. The discount amount was calculated by determining the aggregate fair value of the warrants using the Black-Scholes Option Pricing Model.
On July 19, 2022, the Company defaulted on the debt. Pursuant to the terms of the note, upon an event of default there would be a 25% increase to the outstanding principal in addition to the interest rate increasing from 10% to 18%. Upon the event of default, the unamortized debt discount of $958,899 was accelerated and expensed. The outstanding principal balance of the notes was $2,777,778 at March 31, 2023 and December 31, 2022. During the three months ended March 31, 2023, interest expense for these notes was $262,597, which consists of $125,000 of interest and $137,597 of late fees and penalties. Amortization of debt discount expense for these notes was $703 for the three months ended March 31, 2023. During the three months ended March 31, 2022, interest expense for these notes was $40,123. Amortization of debt discount expense for these notes was $314,954 for the three months ended March 31, 2022.
On November 2, 2022, the Company received a letter (“Notice of Acceleration”) from one of the Holders, notifying an Event of Default. As of the date of issuance, the Company is currently in default on these notes.
An Agreement Subsequent to the Notice of Acceleration
The Company entered an agreement with one of the Holders (“Puritan”) in connection with the Notice of Acceleration on December 19, 2022, Pursuant to the agreement, Alpha Healthcare Acquisition Corp. III (“Alpha”) and the Company each hereby represent and warrant to Puritan that (i) it intends to enter into a business combination agreement (“the Business Combination Agreement”) among Alpha, the Company and Merger Sub ( as defined in the Business Combination Agreement, (ii) there will be no conditions to closing relating to Alpha or its affiliates delivering a certain amount of cash to the Company at closing of the Business Combination (the “Closing”), (iii) the only conditions to Closing of the merger are as set forth in Sections 6.1 through Section 6.3 of the Business Combination Agreement, (iv) upon entering into such Business Combination Agreement, such parties shall have a commitment letter from a third party to provide capital in an amount sufficient to the surviving company to the Business Combination to, among other things, repay all amounts due and owing at such time to Puritan at the Closing, (v) the equity valuation ascribed to the Company in the Business Combination Agreement is $150 million, and (vi) such Business Combination Agreement shall not place any restrictions on Puritan’s ability to transfer any of its securities, including, without limitation, the shares underlying the Puritan Warrant. The Company agrees that it will not make any payment to any other debtholder on account of interest or principal during the forbearance period hereunder.
Based on the representations and warranties and agreements above and in consideration of the Company’s agreement to pay Puritan at the Closing; (i) the outstanding principal amount, plus accrued interest, late fees and all other amounts then owed as specified in the 2022 Note, including without limitation, Sections 8(b) and 2(c) of the 2022 Note (the “2022 Note Payoff Amount”)—as of the date hereof, the parties acknowledge that $1,610,413 is due ($1,627,749 as of December 31, 2022) and owed under the 2022 Note and (ii) 25,000 freely tradable shares of Alpha (not subject to lock-up
or any other restrictions on transfer) at a price of $10.00 per common share (i.e. the price per share of common stock to the equity holders of the Company in the Business Combination), Puritan shall as of the date hereof withdraw and rescind the Notice of Acceleration, and such Notice of Acceleration shall be deemed null and void and shall have no further force or effect. Puritan further agrees that, based on the representations and warranties and agreements contained herein, it shall not issue any further notices of acceleration or default notices under the 2022 Note or other 2022 Note Documentation, seek repayment of any amounts due under the 2022 Note, or seek to exercise any other remedies contained in the 2022 Note or other 2022 Note Documentation in regard to non-payment
of the 2022 Note, from the Effective Date until the Outside Date (as defined below).

Notwithstanding the foregoing, the Notice of Acceleration shall automatically be reinstated with an effective date of November 2, 2022, upon the earliest to occur of: (i) June 30, 2023, if the Closing has not occurred prior to such date, (ii) the Company and/or Alpha provide notice to Puritan that they have mutually agreed not pursue a business combination transaction, or (iii) Alpha or the Company publicly announce that the Business Combination Agreement has been terminated by either party (the first occurrence of (i), (ii) or (iii), the “Outside Date”)
2023 Promissory Notes
During the three months ended March 31, 2023, the Company has received $375,000 from five zero coupon Promissory Notes (the “Notes”). The Notes have a
12-month
maturity date with a balloon payment and provide for the issuance of 117,646 common stock warrants at an exercise price of $0.88 and a term of 5 years. The warrants became fully vested on the issuance date. As discussed in Note 3, the Company has entered into a definitive agreement to merge with Alpha Healthcare Acquisition Corp. III (“ALPA”) (the post-merger entity “New Carmell”). On the Maturity Date, the Company will pay to note holder the principal in cash or, at the option of the Company, in shares of common stock of New Carmell at the average of the
10-day
volume weighted average price of New Carmell Common Stock only if, in the reasonable judgment of the Board of Directors of the Company, at the time of such election, New Carmell Common Stock is listed on a stock exchange or is otherwise freely tradeable.
Proceeds from the sales of the Convertible Notes with stock purchase warrants were allocated to the two elements based on the relative fair value of the notes without the warrants and of the warrants themselves at time of issuance. The total amounts allocated to warrants were $6,112 and accounted for as paid-in
capital. The discount amount was calculated by determining the aggregate fair value of the warrants using the Black-Scholes Option Pricing Model. As of March 31, 2023, there was $5,409 of unamortized debt discount. During the three months ended March 31, 2023, there was $703 of amortization of debt discount.

NOTE 8 —LOANS PAYABLE AND CONVERTIBLE NOTES
PPP Loans
On April 8, 2020, under the U.S. Small Business Administration’s (“SBA”) Paycheck Protection Program (“PPP”), the Company entered into a note payable with a financial institution for $220,720 at an interest rate of 0.98% per annum and a maturity date of April 8, 2022. Pursuant to the note, principal and interest payments are deferred for six months, during which time the Company may apply for loan forgiveness. On April 23, 2021, the Company applied for loan forgiveness for the full loan amount. On June 22, 2021, the loan was forgiven in full. The forgiveness of the PPP loan was reported as gain on the forgiveness of loans payable in the statement of operations during the year ended December 31, 2021.
On February 10, 2021, the Company entered into a second note payable with a financial institution under the PPP of $217,460 at an interest rate of 0.98% per annum and a maturity date of February 10, 2026. Pursuant to the note, principal and interest payments are deferred for a period no less than 10 months. On December 7, 2021, the loan was forgiven in full. The forgiveness of the PPP loan was reported as gain on the forgiveness of loans payable in the statement of operations during the year ended December 31, 2021.
Convertible Notes
Series 1 Convertible Notes
These convertible notes have been issued between July 9, 2018 (the first initial closing) and September 13, 2019. All of the notes were issued with the same maturity date which was July 8, 2021 (three years from the initial closing). The notes bear interest at 8%, have no monthly payments, and are due in full with a balloon payment on the maturity date. The notes contain an embedded conversion feature whereby the outstanding principal and accrued and unpaid interest are automatically convertible upon a Qualified Financing, which is defined as new series of preferred stock whose rights, preferences or privileges are senior to the existing Series B preferred stock, with gross proceeds of at least $5,000,000, into the same shares (preferred stock) as issued in the offering. The conversion price is the lessor of (i) the price per share for the new preferred stock purchased in the Qualified Financing, multiplied by eighty percent (80%) and (ii) the price per share equal to the quotient of $20,000,000, divided by, the number of outstanding shares of the Company’s common stock and preferred stock, plus any outstanding warrants for capital stock of Company, outstanding stock options to purchase common stock and any shares of common stock reserved for issuance under the Company’s stock incentive plan. The outstanding principal and all accrued and unpaid interest are also convertible into the same series of stock issued at the holders’ option if there is a non-qualified
financing, which is the sale of a new series of preferred stock that does not qualify as a Qualified Financing. The conversion price is the same as the automatic conversion under a Qualified Financing. This conversion feature meets the definition of a derivative and was valued using the Monte Carlo model, with the fair value of the derivative being recorded as a derivative liability (see Note 2) and debt discount at the time of issuance. The maturity date of the notes was extended on July 8, 2021 to September 9, 2021, on September 9, 2021 to July 9, 2022, and again on January 6, 2022 to July 9, 2023. Management determined that these extensions were debt modifications. The principal amount outstanding on these notes as of December 31, 2021 was $6,109,560. The unamortized debt discount as of December 31, 2021 was $0. The Company incurred interest expense of $488,765 and amortization of debt discount expense of $1,068,805 during the year ended December 31, 2021. The accrued interest outstanding on these notes as of December 31, 2021 was $1,473,699. On September 23, 2022, a Qualified Financing occurred at which point all outstanding principal and accrued and unpaid interest were converted to Preferred Series
C-2
Shares. The principal and interest converted was $6,109,560 and $1,829,865, respectively, which converted into 35,686,682 and 10,688,464 shares respectively, at a ratio of $0.1712 per share. The fair value of the shares issued was $15,595,283. The fair value of the derivative upon conversion was $1,938,481. The Company incurred interest expense of $356,196 and amortization of debt discount expense of $0 during the year ended December 31, 2022. Certain of these notes are with related parties (see Note 13).

Series 2 Convertible Notes
These convertible notes have been issued between September 25, 2019 (the first initial closing) and December 31, 2021. All of the notes were issued with the same maturity date which was September 24, 2022 (three years from the initial closing). The notes bear interest at 8%, have no monthly payments, and are due in full with a balloon payment on the maturity date. The notes contain an embedded conversion feature whereby the outstanding principal and accrued and unpaid interest are automatically convertible upon a Qualified Financing, which is defined as new series of preferred stock whose rights, preferences or privileges are senior to the existing Series B preferred stock, with gross proceeds of at least $5,000,000, into the same shares (preferred stock) as issued in the offering. The conversion price is the lessor of (i) the price per share for the new preferred stock purchased in the Qualified Financing, multiplied by eighty percent (80%) and (ii) the price per share equal to the quotient of $20,000,000, divided by, the number of outstanding shares of the Company’s common stock and preferred stock, plus any outstanding warrants for capital stock of Company, outstanding stock options to purchase common stock and any shares of common stock reserved for issuance under the Company’s stock incentive plan. The outstanding principal and all accrued and unpaid interest are also convertible into the same series of stock issued at the holders’ option if there is a
Non-Qualified
Financing, which is the sale of a new series of preferred stock that does not qualify as a Qualified Financing. The conversion price is the same as the automatic conversion under a Qualified Financing. This conversion feature meets the definition of a derivative and was valued using the Monte Carlo model, with the fair value of the derivative being recorded as a derivative liability (see Note 2) and debt discount at the time of issuance. The Company raised $523,752 and $906,839 from these notes in the years ended December 31, 2022 and 2021, respectively. The fair value of the derivatives at the time of issuance of these notes issued during the years ended December 31, 2022 and 2021 was $211,401 and $285,349, respectively. In addition, certain notes issued in 2019 contained detachable warrants, which are accounted for as equity classified warrants. The fair value of these warrants was recorded as debt discount. The principal amount outstanding on these notes as of December 31, 2021 was $3,440,163. The unamortized debt discount as of December 31, 2021 was $946,291. The Company incurred interest expense of $226,749 and amortization of debt discount expense of $714,163 during the year ended December 31, 2021. The accrued interest outstanding on these notes as of December 31, 2021 was $407,014. On September 23, 2022, a Qualified Financing occurred at which point all outstanding principal and accrued and unpaid interest was converted into Preferred Series
C-2
Shares. The principal and interest converted was $3,965,455 and $629,920, respectively, which converted into 23,162,704 and 3,679,439 shares respectively, at a ratio of $0.1712 per share. The fair value of the shares issued was $5,717,377. The fair value of the derivative upon conversion was $1,122,002. The Company incurred interest expense of $222,906 and amortization of debt discount expense of $1,099,770 during the year ended December 31, 2022. The debt discount at the time of conversion was $57,921 which was written off as a loss on debt extinguishment.
Other Convertible Note
The Company issued a convertible note to an economic development fund for $50,000 on June 24, 2020. The note is non-interest
being, has no monthly payments, and is due in full with a balloon payment on June 23, 2025. The note contains an embedded conversion feature whereby the note holder can convert the shares at a discount in the event of a Qualified Financing or a change in control event. This conversion feature meets the definition of a derivative and was valued using the Monte Carlo model, with the fair value of the derivative being recorded as a derivative liability (see Note 2) and debt discount at the time of issuance. The principal amount outstanding on this note as of December 31, 2021 was $50,000. The unamortized debt discount as of December 31, 2021 was $49,078. The Company incurred amortization of debt discount expense of $629 during the year ended December 31, 2021. On September 23, 2022, a Qualified Financing occurred at which point all outstanding principal was converted in Preferred Series
C-2
Shares. The principal converted was $50,000 which converted into 343,157 shares respectively, at a ratio of $0.1457 per share. The fair value of the shares issued was $73,092. The fair value of the derivative upon conversion was $23,092. The debt discount at the time of conversion was $47,872 which was written off as a loss on debt extinguishment. During the year ended December 31, 2022 debt discount amortization was $1,206.

January 2022 Convertible Notes
On January 19, 2022, the Company issued two senior secured convertible notes (the “Convertible Notes”) of $1,111,111 each to two investors (“Holders”), due on January 19, 2023. The notes bear interest at 10% (18% default). The Company is required to make monthly interest payments for the interest incurred and require monthly principal payments of $158,730 beginning on July 19, 2022. The notes are collateralized by all assets (including current and future intellectual property) of the Company. These two notes were issued with a 10% discount and were subject to an 8% commission due to the underwriter. These fees were recorded as debt discount. In addition, the Holders received from the Company a warrant to subscribe for and purchase up to 1,885,796 shares (3,771,592 shares in total) of common stock of the Company. Each warrant is exercisable at a price of $0.01 per warrant share, vests immediately upon closing (the “Initial Exercise Date”) and a term of 5 years. The fair value of the warrants was $409,483 which was recorded as debt discount. The senior secured convertible notes shall be convertible at the option of the Holders into shares of common stock at a fixed conversion price equal to the lesser of $0.22 per share and a 25% discount to the price of the common stock in a Qualified Offering (as adjusted hereunder, the “Conversion Price”). In the event that units consisting of common stock and warrants are issued in a Qualified Offering, the senior secured convertible notes shall be convertible into common stock and warrants. If, at any time while the Convertible Note is outstanding, the Company sells or grants any option to purchase or sells or grants any right to reprice, or otherwise disposes of or issues (or announces any sale, grant or any option to purchase or other disposition), any common stock or common stock equivalents entitling any Person to acquire shares of common stock at an effective price per share that is lower than the then Conversion Price (such lower price, the “Base Conversion Price”), then the Conversion Price shall be reduced to equal the Base Conversion Price. Such adjustment shall be made whenever such common stock or common stock equivalents are issued. There were multiple events during the year ended December 31, 2022 that triggered the downround feature of the base conversion price. As of December 31, 2022, the Base Conversion Price was $0.11.
The conversion feature within these convertible notes meets the requirements to be treated as a derivative. Accordingly, the Company estimated the fair value of the convertible notes derivative using the Monte Carlo Method as of the date of issuance. The fair value of the derivative was determined to be $1,110,459 at the time of issuance and was recorded as a liability with an offsetting amount recorded as a debt discount. The derivative is revalued at the end of each reporting period and any change in fair value is recorded as a gain or loss in the statement of operations.
Proceeds from the sales of the Convertible Notes with stock purchase warrants were allocated to the two elements based on the relative fair value of the notes without the warrants and of the warrants themselves at time of issuance. The total amounts allocated to warrants were $409,483 and accounted for as paid-in
capital. The discount amount was calculated by determining the aggregate fair value of the warrants using the Black-Scholes Option Pricing Model.
On July 19, 2022, the Company defaulted on the debt. Pursuant to the terms of the note, upon an event of default there would be a 25% increase to the outstanding principal in addition to the interest rate increasing from 10% to 18%. Upon the event of default the unamortized debt discount of $958,899 was accelerated and expensed through Loss on Extinguishment of Debt in the statement of operations. The outstanding principal balance of the notes was $2,777,778 at December 31, 2022. During the year ended December 31, 2022, interest expense for these notes was $1,125,868, which consists of $332,253 of interest, $238,059 of late fees and penalties, and $555,556 for the 25% increase in outstanding principal upon the event of default. Amortization of debt discount expense for these notes was $943,265 for the year ended December 31, 2022.
On November 2, 2022, the Company received a letter (“Notice of Acceleration”) from one of the Holders, notifying an Event of Default (See below for an agreement subsequent to the notice of acceleration). As of the date of issuance, the Company is currently in default on these notes.
An Agreement Subsequent to the Notice of Acceleration
The Company entered an agreement with one of the Holders (“Puritan”) in connection with the Notice of Acceleration on December 19, 2022, Pursuant to the agreement, Alpha Healthcare Acquisition Corp. III
(“Alpha”) and the Company each hereby represent and warrant to Puritan that (i) it intends to enter into a business combination agreement (“the Business Combination Agreement”) among Alpha, the Company and Merger Sub ( as defined in the Business Combination Agreement, (ii) there will be no conditions to closing relating to Alpha or its affiliates delivering a certain amount of cash to the Company at closing of the Business Combination (the “Closing”), (iii) the only conditions to Closing of the merger are as set forth in Sections 6.1 through Section 6.3 of the Business Combination Agreement, (iv) upon entering into such Business Combination Agreement, such parties shall have a commitment letter from a third party to provide capital in an amount sufficient to the surviving company to the Business Combination to, among other things, repay all amounts due and owing at such time to Puritan at the Closing, (v) the equity valuation ascribed to the Company in the Business Combination Agreement is $150 million, and (vi) such Business Combination Agreement shall not place any restrictions on Puritan’s ability to transfer any of its securities, including, without limitation, the shares underlying the Puritan Warrant. The Company agrees that it will not make any payment to any other debtholder on account of interest or principal during the forbearance period hereunder.
Based on the representations and warranties and agreements above and in consideration of the Company’s agreement to pay Puritan at the Closing; (i) the outstanding principal amount, plus accrued interest, late fees and all other amounts then owed as specified in the 2022 Note, including without limitation, Sections 8(b) and 2(c) of the 2022 Note (the “2022 Note Payoff Amount”)—as of the date hereof, the parties acknowledge that $1,610,413 is due ($1,627,749 as of December 31, 2022) and owed under the 2022 Note and (ii) 25,000 freely tradable shares of Alpha (not subject to lock-up
or any other restrictions on transfer) at a price of $10.00 per common share (i.e. the price per share of common stock to the equity holders of the Company in the Business Combination), Puritan shall as of the date hereof withdraw and rescind the Notice of Acceleration, and such Notice of Acceleration shall be deemed null and void and shall have no further force or effect. Puritan further agrees that, based on the representations and warranties and agreements contained herein, it shall not issue any further notices of acceleration or default notices under the 2022 Note or other 2022 Note Documentation, seek repayment of any amounts due under the 2022 Note, or seek to exercise any other remedies contained in the 2022 Note or other 2022 Note Documentation in regard to non-payment
of the 2022 Note, from the Effective Date until the Outside Date (as defined below).
Notwithstanding the foregoing, the Notice of Acceleration shall automatically be reinstated with an effective date of November 2, 2022, upon the earliest to occur of: (i) June 30, 2023, if the Closing has not occurred prior to such date, (ii) the Company and/or Alpha provide notice to Puritan that they have mutually agreed not pursue a business combination transaction, or (iii) Alpha or the Company publicly announce that the Business Combination Agreement has been terminated by either party (the first occurrence of (i), (ii) or (iii), the “Outside Date”)